Discontinued operations	12 Months Ended
Dec. 31, 2017
Statement [line items]
Discontinued operations
29. Discontinued operations
Discontinued operations consolidated income statement segmentation
	2015

(USD millions)	Vaccines	Consumer Health[1]	Corporate (including eliminations)	Total discontinued operations

Net sales to third parties of discontinued operations	145	456		601

Sales to continuing segments	18	1		19

Net sales of discontinued operations	163	457		620

Other revenues	18	5		23

Cost of goods sold	– 192	– 184		– 376

Gross profit of discontinued operations	– 11	278		267

Marketing & Sales	– 57	– 187		– 244

Research & Development	– 151	– 30		– 181

General & Administration	– 26	– 32		– 58

Other income	2 870	10 558	– 8	13 420

Other expense	– 57	– 14	– 656	– 727

Operating income of discontinued operations	2 568	10 573	– 664	12 477

Income from associated companies	2			2

Income before taxes of discontinued operations				12 479

Taxes				– 1 713

Net income of discontinued operations				10 766

[1] Consumer Health is the aggregation of the former OTC and Animal Health divisions.
The following are included in net income from discontinued operations:
(USD millions)	2015

Impairment charges on property, plant & equipment, net	83

Additions to restructuring provisions	– 1

Equity-based compensation of Novartis equity plans	– 65